May 29, 2015

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Nile Capital Investment Trust, File Nos. 333-164528 and 811-22834

Dear Sir/Madam:

On behalf of Nile Capital Investment Trust, a registered investment company (the “Trust”), I hereby submit, via electronic filing, Post-Effective Amendment No. 11 to the Trust’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose for this filing is to make changes to principal investment strategies for Nile Frontier and Emerging Fund, formerly known as Nile Global Frontier Fund.

If you have any questions, please contact Parker Bridgeport at (614) 469-3238 or JoAnn Strasser at (614) 469-3265.

Very truly yours,

/s/ Steve Troche

Steve Troche

Assistant Secretary

Nile Capital Investment Trust